Net Loss Per Share - Schedule of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income (Loss) Per Share [Abstract]
Net loss attributable to China Finance Online Co. Limited	$ (19,950,120)	$ (36,736,553)	$ (1,678,813)
Weighted average ordinary shares outstanding used in computing diluted net loss per share	113,883,030	113,601,949	113,213,912
Basic	113,883,030	113,601,949	113,213,912
Net loss per share attributable to China Finance Online Co. Limited
- basic	$ (0.18)	$ (0.32)	$ (0.01)
- diluted	$ (0.18)	$ (0.32)	$ (0.01)